UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528

Insured Municipal Income Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.

SCHEDULE OF INVESTMENTS – December 31, 2005 (unaudited)

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

Long-Term Municipal Bonds—156.99%
California—52.93%
3,000	California State Department of Water Resources Revenue-Central Valley Project-Series AC (MBIA Insured)	Aaa	AAA	12/01/27	5.000	3,156,390
30	California State General Obligation (FGIC Insured)	Aaa	AAA	11/01/12	7.000	30,661
3,305	Chino Valley Unified School District- Series A (FSA Insured)	Aaa	AAA	08/01/26	5.000	3,459,806
3,125	Contra Costa Water District Revenue- Series L (FSA Insured)	Aaa	AAA	10/01/19	5.000	3,330,031
5,000	Contra Costa Water District Revenue- Series M (FSA Insured)	Aaa	AAA	10/01/18	5.000	5,355,750
4,400	Inglewood Unified School District-1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28	5.000	4,598,000
2,000	Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured)	Aaa	AAA	11/01/15	5.500	2,196,320
5,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	08/01/25	5.000	5,288,500
9,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	06/01/26	5.000	9,512,100
6,000	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-District No.14-Subseries-B (FGIC Insured)	NR	AAA	10/01/28	5.000	6,326,400
8,475	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured)	Aaa	AAA	10/01/20	5.000	9,012,485
3,000	Los Angeles University School District- Series A (FSA Insured)	Aaa	AAA	07/01/20	5.250	3,257,190
11,625	Los Angeles Waste & Water Systems Revenue Refunding-Subseries A (MBIA Insured)	Aaa	AAA	06/01/26	5.000	12,159,401
7,000	Los Angeles Water & Power Revenue-Power Systems- Series A-A-1 (FSA Insured)	Aaa	AAA	07/01/21	5.250	7,478,240
5,000	Los Angeles Water & Power Revenue- Power Systems-Series A-Subseries A-2 (MBIA-IBC Insured)	Aaa	AAA	07/01/30	5.000	5,196,400
6,000	Los Angeles Water & Power Revenue- Power Systems-Series B (FSA Insured)	Aaa	AAA	07/01/25	5.000	6,338,640
1,000	Marin Municipal Water District Revenue (AMBAC Insured)	Aaa	AAA	07/01/18	5.000	1,068,150
4,260	Metropolitan Water District Waterworks Revenue- Series B-3 (MBIA Insured)	Aaa	AAA	10/01/17	5.000	4,588,020
5,000	Metropolitan Water District Waterworks Revenue- Series B-3 (MBIA Insured)	Aaa	AAA	10/01/29	5.000	5,245,300
6,000	Orange County Refunding-Recovery-Series A (MBIA Insured)	Aaa	AAA	06/01/15	5.000	6,533,220
7,160	Oxnard Financing Authority Waste & Water Revenue- Redwood Trunk Sewer & Headworks-Series A (FGIC Insured)	Aaa	AAA	06/01/34	5.250	7,662,059
6,520	Placentia-Yorba Linda Unified School District- Series A (FGIC Insured)	Aaa	AAA	08/01/26	5.000	6,790,515
10,000	Sacramento County Sanitation District Financing Authority Revenue (AMBAC Insured)	Aaa	AAA	12/01/27	5.000	10,349,500
7,000	Sacramento Municipal Utility Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/19	5.000	7,478,590
4,000	San Francisco City & County Airport Commission International Airport- Second Series 27B (FGIC Insured)	Aaa	AAA	05/01/15	5.250	4,290,920

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

7,910	San Jose Libraries, Parks & Public Safety Project (MBIA Insured)	Aaa	AAA	09/01/27	5.000	8,273,306
9,000	San Jose Unified School District Santa Clara County- Election 2002-Series B (FGIC Insured)	Aaa	AAA	08/01/29	5.000	9,475,920
3,825	Walnut Energy Center Authority Revenue- Series A (AMBAC Insured)	Aaa	AAA	01/01/34	5.000	3,962,738
						162,414,552
District of Columbia—2.05%
4,000	District of Columbia Hospital Revenue- Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	08/15/14	5.750	4,140,000
2,000	Metropolitan Airport Authority Systems- AMT-Series A (MBIA Insured)	Aaa	AAA	10/01/16	5.250	2,151,580
						6,291,580
Florida—12.34%
8,000	Florida State Board of Education - Capital Outlay- Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000	8,424,960
10,220	Florida State Board of Education - Public Education - Series A (FSA Insured)	Aaa	AAA	06/01/27	5.000	10,683,170
1,060	Hillsborough County Port District Revenue Tampa Port Authority Project-AMT- Series A (MBIA Insured)	Aaa	AAA	06/01/16	5.750	1,160,944
1,115	Hillsborough County Port District Revenue Tampa Port Authority Project-AMT- Series A (MBIA Insured)	Aaa	AAA	06/01/17	5.750	1,221,182
1,175	Hillsborough County Port District Revenue Tampa Port Authority Project-AMT- Series A (MBIA Insured)	Aaa	AAA	06/01/18	5.750	1,286,895
1,240	Hillsborough County Port District Revenue Tampa Port Authority Project-AMT- Series A (MBIA Insured)	Aaa	AAA	06/01/19	5.750	1,358,085
10,000	Miami-Dade County Aviation Revenue-AMT- Series B (XLCA Insured)	Aaa	AAA	10/01/18	5.000	10,487,200
3,000	Miami-Dade County Expressway Authority Toll System Revenue- Series B (FGIC Insured)	Aaa	AAA	07/01/26	5.250	3,238,860
						37,861,296
Georgia—8.62%
1,015	Columbus Building Authority Lease Revenue- Series A (FGIC Insured)	Aaa	AAA	01/01/16	5.250	1,114,409
12,850	Georgia Local Government Certificates of Participation-Grantor Transportation- Series A (MBIA Insured)	Aaa	AAA	06/01/28	4.750	13,392,912
2,000	Georgia Municipal Electric Authority Power Revenue- Series A (FSA Insured)	Aaa	AAA	01/01/18	5.000	2,120,560
15	Georgia Municipal Electric Authority Power Revenue- Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	18,593
4,515	Georgia Municipal Electric Authority Power Revenue- Unrefunded Balance-Series Y (FSA-CR Insured)	Aaa	AAA	01/01/10	10.000	5,585,146
3,410	Georgia Municipal Electric Authority Power Revenue- Unrefunded Balance-Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	4,218,238
						26,449,858
Illinois—5.21%
1,500	Chicago General Obligation- Series A (FSA Insured)	Aaa	AAA	01/01/25	5.000	1,566,330
2,000	Chicago General Obligation- Series A (FSA Insured)	Aaa	AAA	01/01/26	5.000	2,085,700
740	Chicago General Obligation- Series A (Pre-refunded with U.S. Government Securities to 01/01/11 @ $101) (MBIA Insured)	Aaa	AAA	01/01/14	5.500	813,245

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

260	Chicago General Obligation- Unrefunded Balance-Series A (MBIA Insured)	Aaa	AAA	01/01/14	5.500	284,232
4,500	Illinois Health Facilities Authority Revenue- Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	09/01/18	5.750	5,114,295
3,000	Kane McHenry Cook & De Kalb Counties- United School District No. 300 (MBIA Insured)	Aaa	AAA	12/01/15	5.500	3,305,880
2,395	Metropolitan Pier & Exposition Authority-Illinois Dedicated State Tax- Series A-2002 (Pre-refunded with U.S. Government Securities to 06/15/19 @ $100) (FGIC Insured)	Aaa	AAA	12/15/23	5.500	2,808,138
						15,977,820

Indiana—0.35%
1,000	Indiana University Revenue- Student Fee-Series O (FGIC Insured)	Aaa	AAA	08/01/18	5.250	1,084,470

Maine—1.58%
4,785	Maine Health & Higher Educational Facilities Authority Revenue- Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	07/01/23	5.500	4,836,582

Michigan—1.87%
5,525	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit-Series D	Aa3	AA-	08/15/25	5.000	5,747,326

Missouri—1.68%
1,740	St. Louis Airport Revenue- Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.375	1,886,682
2,035	St. Louis Airport Revenue- Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/16	5.375	2,198,655
1,000	St. Louis Airport Revenue- Capital Improvement Project-Series A (MBIA Insured)	Aaa	AAA	07/01/18	5.375	1,078,050
						5,163,387

Nevada—3.77%
4,000	Washoe County Gas & Water Facilities Revenue-Sierra Pacific Power Co. Project-Series B (MBIA Insured)	Aaa	AAA	06/01/23	5.900	4,043,440
7,500	Washoe County Water Facilities Revenue-Sierra Pacific Power Co. Project-Series A (MBIA Insured)	Aaa	AAA	06/01/23	5.900	7,515,375
						11,558,815

New Jersey—1.07%
3,150	New Jersey Economic Development Authority Revenue- Cigarette Tax (FGIC Insured)	Aaa	AAA	06/15/09	5.000	3,297,798

New Mexico—8.17%
15,000	New Mexico Finance Authority State Transportation Revenue- Senior Lien-Series A (MBIA Insured) †	Aaa	AAA	06/15/20	5.250	16,345,200
4,130	University of New Mexico Revenue- Hospital Meeting (FSA-FHA Insured)	Aaa	AAA	01/01/23	5.000	4,304,203
4,230	University of New Mexico Revenue- Hospital Meeting (FSA-FHA Insured)	Aaa	AAA	07/01/23	5.000	4,408,422
						25,057,825

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

New York—17.78%
3,000	New York State Dormitory Authority Revenue- Sloan Kettering Center-Series 1 (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,208,830
2,000	Long Island Power Authority Electric System Revenue- Series A (FSA Insured)	Aaa	AAA	12/01/22	5.125	2,095,000
5,650	Metropolitan Transportation Authority Dedicated Tax Fund- Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	6,088,158
4,000	Metropolitan Transportation Authority Revenue- Series A (FGIC Insured)	Aaa	AAA	11/15/17	5.000	4,301,320
5,000	New York City General Obligation- Series G (AMBAC Insured)	Aaa	AAA	08/01/17	5.000	5,389,950
5,000	New York City Industrial Development Agency Special Facilities Revenue- Terminal One Group Association Project	A3	BBB+	01/01/15	5.500	5,351,500
6,685	New York City Industrial Development Agency Special Facilities Revenue- Terminal One Group Association Project	A3	BBB+	01/01/16	5.500	7,163,044
2,750	New York City Industrial Development Agency Special Facilities Revenue- Terminal One Group Association Project	A3	BBB+	01/01/18	5.500‡	2,928,475
7,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue- Series C (MBIA Insured)	Aaa	AAA	06/15/26	5.000	7,399,700
10,080	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue- Series C (MBIA Insured)	Aaa	AAA	06/15/27	5.000	10,639,440
						54,565,417

North Carolina—2.11%
3,505	Charlotte Certificates of Participation Refunding-Convention Facilities Project-Series A (MBIA Insured)	Aaa	AAA	08/01/12	5.000	3,761,636
2,500	North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding-Series A	Baa2	BBB	01/01/12	5.500	2,710,850
						6,472,486

Ohio—3.79%
5,000	Cleveland Airport Systems Revenue- Series A (FSA Insured)	Aaa	AAA	01/01/14	5.250	5,332,200
6,045	Columbus City School District School Facilities Construction & Improvement (FGIC Insured)	Aaa	AAA	12/01/31	5.000	6,291,697
						11,623,897
Pennsylvania—5.31%
15,390	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/23	5.000	16,302,935

Rhode Island—1.91%
5,140	Rhode Island Depositors Economic Protection Corp. Special Obligation-Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	08/01/14	5.750	5,876,356

South Carolina—1.23%
2,500	Medical University of South Carolina Hospital Authority Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured)	Aaa	AAA	02/15/25	5.250	2,665,800
1,000	Myrtle Beach Water & Sewer Revenue System (FGIC Insured)	Aaa	AAA	03/01/15	5.375	1,094,370
						3,760,170

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

Texas—19.70%
7,015	Austin Water & Wastewater System Revenue Refunding (MBIA Insured)	Aaa	AAA	05/15/29	5.000	7,337,409
5,170	Fort Bend Independent School District Refunding-Series A (PSF-GTD)	NR	AAA	08/15/26	5.250	5,547,513
2,120	Frisco Certificates Obligation-Series A (FGIC Insured)	Aaa	AAA	02/15/14	5.250	2,268,040
13,500	Houston Utility Systems Revenue Refunding-First Lien-Series A (FGIC Insured)	Aaa	AAA	05/15/23	5.250	14,501,295
7,000	Houston Utility Systems Revenue Refunding-First Lien-Series A (MBIA Insured)	Aaa	AAA	05/15/25	5.250	7,498,820
2,000	Irving Independent School District Refunding-Capital Appreciation-Series A (PSF-GTD) †	Aaa	AAA	02/15/12	4.960#	1,571,080
2,000	Jefferson County General Obligation (FGIC Insured)	Aaa	AAA	08/01/20	5.250	2,143,420
1,065	San Antonio Refunding-General Improvement Forward-Series 2006 (FGIC Insured) (a)	Aaa	AAA	08/01/12	5.250	1,149,689
1,420	San Antonio Refunding-General Improvement Forward-Series 2006 (FGIC Insured) (a)	Aaa	AAA	08/01/13	5.250	1,541,424
155	San Antonio Water Revenue (MBIA Insured)	Aaa	AAA	05/15/16	6.000	160,659
720	San Antonio Water Revenue (Pre-refunded with U.S. Government Securities to 05/15/07 @ $100) (MBIA Insured)	Aaa	AAA	05/15/16	6.000	815,206
6,110	Texas A&M University Fund	Aaa	NR	07/01/17	5.250	6,609,065
60	Williamson County General Obligation- Unrefunded Balance (FSA Insured)	Aaa	AAA	02/15/17	5.500	64,678
9,000	Wylie Independent School District Refunding (PSF-GTD)	Aaa	AAA	08/15/30	5.000	9,243,450
						60,451,748

Washington—5.12%
5,210	Washington State Public Power Supply Revenue Refunding-Systems Nuclear Project No. 2-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	07/01/11	6.550#	4,221,507
2,220	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/15	5.750	2,475,300
1,000	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/18	5.750	1,106,520
2,000	Energy Northwest Electric Revenue- Columbia Generator Station-Series F (MBIA Insured)	Aaa	AAA	07/01/18	5.000	2,116,560
2,175	Energy Northwest Electric Revenue- Project No. 1-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.750	2,420,644
3,230	Spokane County Refunding-Series B (MBIA Insured)	Aaa	AAA	12/01/10	5.000	3,361,913
						15,702,444
Wisconsin—0.40%
1,105	Ladysmith-Hawkins School District Refunding (FGIC Insured)	Aaa	NR	04/01/20	5.500	1,242,230
Total Long-Term Municipal Bonds (cost—$475,861,291)						481,738,992

Short-Term Municipal Notes—10.45%
Alabama—1.76%
5,400	Homewood Educational Building Authority Revenue- Educational Facilities-Samford University (AMBAC Insured)	VMIG-1	NR	01/03/06	3.700*	5,400,000

Principal Amount (000) ($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)

Illinois—2.62%
8,050	Illinois Health Facilities Authority Revenue- University of Chicago Hospitals Project-Series C (MBIA Insured)	VMIG-1	A-1+	01/03/06	3.750*	8,050,000

Oklahoma—1.14%
3,495	Oklahoma State Industrial Authority Revenue Refunding-Integris Baptist-Series B (MBIA Insured)	VMIG-1	A-1+	01/03/06	3.700*	3,495,000
Texas—4.93%
15,000	Texas State Tax & Revenue Anticipation Notes	MIG1	SP-1+	08/31/06	4.500	15,117,900
Total Short-Term Municipal Notes (cost—$32,093,623)						32,062,900

Total Investments (cost—$507,954,914)(1)(2)—167.44%						513,801,892
Other assets in excess of liabilities—1.00%						3,048,824
Liquidation value of auction preferred shares—(68.44)%						(210,000,000)
Net Assets applicable to common shareholders						306,850,716

*                                         Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2005.

#                                         Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

†                                          Entire or partial amount pledged as collateral for futures transactions.

‡                                        Floating rate security. The interest rate shown is the current rate as of December 31, 2005.

(a)                                  Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

(1)                                  Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2005 were $7,105,573 and $1,258,595, respectively, resulting in net unrealized appreciation of investments of $5,846,978.

(2)                                  The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
CR	— Custodial Receipts
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Authority
FSA	— Financial Security Assurance
GTD	— Guaranteed
IBC	— Insured Bond Certificate
MBIA	— Municipal Bond Investors Assurance
NR	— Not Rated
PSF	— Permanent School Fund
XLCA	—XL Capital Assurance

Futures Contracts

Number of Contracts	Contracts to Deliver	In Exchange For ($)	Expiration Dates	Unrealized Depreciation ($)

285	U.S. Treasury Bond 20 Year Futures	31,742,962	March 2006	(800,476)
360	U.S. Treasury Note 10 Year Futures	38,886,998	March 2006	(499,252)
				(1,299,728)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2005.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 28, 2006